MINERAL RIGHTS AND PROPERTIES (Schedule of Mineral Rights and Properties) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Mine right fees	$ 796	$ 3,839
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			$ 481,002	$ 478,236
Capitalized expenditures			25,494	24,702
Mine right fees			797	3,839
Environmental rehabiliation			(4,021)	1,122
Disposition			(20,485)
Foreign currecy translation impact			(22,604)	(26,897)
Balance at end of year		481,002	460,183	481,002
Cost [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			288,453	277,734
Capitalized expenditures			23,871	23,238
Mine right fees			797	3,839
Environmental rehabiliation			(4,299)	1,091
Disposition
Foreign currecy translation impact			(15,686)	(17,449)
Balance at end of year		288,453	293,136	288,453
Cost [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			64,305	65,054
Capitalized expenditures			6	189
Mine right fees
Environmental rehabiliation			39	35
Disposition
Foreign currecy translation impact			(778)	(973)
Balance at end of year		64,305	63,572	64,305
Cost [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			107,161	113,244
Capitalized expenditures			1,617	1,014
Mine right fees
Environmental rehabiliation			239	(12)
Disposition
Foreign currecy translation impact			(5,706)	(7,085)
Balance at end of year		107,161	103,311	107,161
Cost [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			20,909	22,024
Capitalized expenditures				261
Mine right fees
Environmental rehabiliation				8
Disposition			(20,485)
Foreign currecy translation impact			(424)	(1,384)
Balance at end of year		20,909		20,909
Cost [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			174	180
Capitalized expenditures
Mine right fees
Environmental rehabiliation
Disposition
Foreign currecy translation impact			(10)	(6)
Balance at end of year		174	164	174
Impairment and accumulated depletion [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(242,082)	(246,156)
Disposition			12,888
Impairment reversal				7,279
Depletion			(16,447)	(15,521)
Foreign currecy translation impact			10,044	12,316
Balance at end of year		(242,082)	(235,597)	(242,082)
Impairment and accumulated depletion [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(91,179)	(83,099)
Disposition
Impairment reversal
Depletion			(14,282)	(13,312)
Foreign currecy translation impact			5,071	5,232
Balance at end of year		(91,179)	(100,390)	(91,179)
Impairment and accumulated depletion [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(57,083)	(57,584)
Disposition
Impairment reversal
Depletion
Foreign currecy translation impact			395	501
Balance at end of year		(57,083)	(56,688)	(57,083)
Impairment and accumulated depletion [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(80,491)	(83,495)
Disposition
Impairment reversal
Depletion			(2,165)	(2,209)
Foreign currecy translation impact			4,301	5,213
Balance at end of year		(80,491)	(78,355)	(80,491)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(13,155)	(21,798)
Disposition			12,888
Impairment reversal				7,279
Depletion
Foreign currecy translation impact			267	1,364
Balance at end of year		(13,155)		(13,155)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			(174)	(180)
Disposition
Impairment reversal
Depletion
Foreign currecy translation impact			10	6
Balance at end of year		(174)	(164)	(174)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			238,920
Balance at end of year		238,920	224,586	238,920
Carrying amounts [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			197,274
Balance at end of year		197,274	192,746	197,274
Carrying amounts [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			7,222
Balance at end of year		7,222	6,884	7,222
Carrying amounts [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			26,670
Balance at end of year		26,670	24,956	26,670
Carrying amounts [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year			7,754
Balance at end of year		7,754		7,754
Carrying amounts [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year